Token Enabled Shares [Member] Investment Strategy - Token-Enabled Shares - UBS Select 100% US Treasury Institutional Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal strategies Principal investments
Strategy Narrative [Text Block]
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, under normal circumstances, the fund invests exclusively in a diversified portfolio of high quality, US Treasury money market instruments and may also hold cash.
Money market instruments generally are short-term debt obligations. They also may include longer-term bonds that have variable interest rates or other special features (e.g., a put option) that give them the financial characteristics of short-term debt. In order to qualify as a “government money market fund” under federal regulations, the fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities); however, as noted above, the fund expects to further limit its investments, and under normal circumstances, the fund invests exclusively in a diversified portfolio of high quality, US Treasury money market instruments and may also hold cash. US Treasury money market instruments include Treasury bills, notes, and floating rate notes. Many US government money market instruments, including those in which the fund invests, pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some state. The fund generally seeks to invest in securities the income from which is considered “qualified interest income” under relevant tax law and guidance.
The Fund will generally hold a portion of its assets in cash for operational purposes.
The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.
Management process
UBS Asset Management (Americas) LLC (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.